NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Aircraft Building
Disclosure of detailed information about property, plant and equipment [line items]
Assets write down adjustment | $		$ 55,000
Assets reclassified from property, plant and equipment net realizable value | $	$ 17,400
Assets reclassified from inventories net realizable value | $	$ 1,300
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		2
Number of assets sold		2
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		2
Number of assets sold		1
Airbus A330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		6
Number of assets sold	2	2
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		2
Airbus A330 (Spare Engines)[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		8
Number of assets sold	7	1
Airbus A330 (Rotables)[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale		8
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets classified as held for sale | Building		2
D200 Rotables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold		1